Share-Based Compensation - GasLog Partners' Plan (Details) - GasLog Partners LP					12 Months Ended
	Apr. 01, 2022 USD ($) EquityInstruments	Sep. 14, 2021 USD ($) EquityInstruments	Apr. 01, 2021 USD ($) EquityInstruments	Apr. 01, 2020 USD ($) EquityInstruments	Dec. 31, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments
RCUs
Share-Based Compensation
Vesting period					3 years
Number of units granted | EquityInstruments	113,793	21,663	98,255	233,688	113,793	119,918
Fair value of unit at grant date | $	$ 5.80	$ 4.09	$ 2.75	$ 2.02
PCUs
Share-Based Compensation
Vesting period					3 years
Number of units granted | EquityInstruments		21,663	98,255	233,688		119,918
Fair value of unit at grant date | $		$ 4.09	$ 2.75	$ 2.02
PCUs | TUR above 75th Percentile of peer group
Share-Based Compensation
Vesting percentage of awards					100.00%
PCUs | TUR Between 50th and 75th percentile of peer group
Share-Based Compensation
Vesting percentage of awards					50.00%
PCUs | TUR Below the 50th percentile of peer group
Share-Based Compensation
Vesting percentage of awards					0.00%